Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000115425
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical All Asset Fund
Class Name	Class A1 Shares
Trading Symbol	SIRZX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1 Shares	$93	1.90%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.90%
AssetsNet	$ 478,085,801
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 3,644,431
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$478,085,801 Number of Portfolio Holdings66 Advisory Fee $3,644,431 Portfolio Turnover75%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	47.5%
Money Market Funds	8.8%
Open End Funds	43.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.7%
Alternative	2.1%
Money Market Funds	9.6%
Equity	36.3%
Fixed Income	61.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	14.5%
First American Government Obligations Fund, Class X	9.6%
Schwab S&P 500 Index Fund	7.7%
SPDR Blackstone Senior Loan ETF	7.6%
SPDR Portfolio High Yield Bond ETF	6.4%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6.3%
Invesco Senior Loan ETF	5.0%
Causeway International Value Fund, Class I	3.9%
Vanguard S&P 500 ETF	3.7%
SPDR Bloomberg High Yield Bond ETF	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000056130
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical All Asset Fund
Class Name	Class A Shares
Trading Symbol	SIRAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$86	1.75%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.75%
AssetsNet	$ 478,085,801
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 3,644,431
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$478,085,801 Number of Portfolio Holdings66 Advisory Fee $3,644,431 Portfolio Turnover75%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	47.5%
Money Market Funds	8.8%
Open End Funds	43.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.7%
Alternative	2.1%
Money Market Funds	9.6%
Equity	36.3%
Fixed Income	61.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	14.5%
First American Government Obligations Fund, Class X	9.6%
Schwab S&P 500 Index Fund	7.7%
SPDR Blackstone Senior Loan ETF	7.6%
SPDR Portfolio High Yield Bond ETF	6.4%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6.3%
Invesco Senior Loan ETF	5.0%
Causeway International Value Fund, Class I	3.9%
Vanguard S&P 500 ETF	3.7%
SPDR Bloomberg High Yield Bond ETF	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000084926
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical All Asset Fund
Class Name	Class C Shares
Trading Symbol	SIRCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$122	2.50%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.50%
AssetsNet	$ 478,085,801
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 3,644,431
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$478,085,801 Number of Portfolio Holdings66 Advisory Fee $3,644,431 Portfolio Turnover75%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	47.5%
Money Market Funds	8.8%
Open End Funds	43.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.7%
Alternative	2.1%
Money Market Funds	9.6%
Equity	36.3%
Fixed Income	61.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	14.5%
First American Government Obligations Fund, Class X	9.6%
Schwab S&P 500 Index Fund	7.7%
SPDR Blackstone Senior Loan ETF	7.6%
SPDR Portfolio High Yield Bond ETF	6.4%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6.3%
Invesco Senior Loan ETF	5.0%
Causeway International Value Fund, Class I	3.9%
Vanguard S&P 500 ETF	3.7%
SPDR Bloomberg High Yield Bond ETF	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000056131
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical All Asset Fund
Class Name	Investor Shares
Trading Symbol	SIRIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$86	1.75%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.75%
AssetsNet	$ 478,085,801
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 3,644,431
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$478,085,801 Number of Portfolio Holdings66 Advisory Fee $3,644,431 Portfolio Turnover75%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	47.5%
Money Market Funds	8.8%
Open End Funds	43.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.7%
Alternative	2.1%
Money Market Funds	9.6%
Equity	36.3%
Fixed Income	61.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	14.5%
First American Government Obligations Fund, Class X	9.6%
Schwab S&P 500 Index Fund	7.7%
SPDR Blackstone Senior Loan ETF	7.6%
SPDR Portfolio High Yield Bond ETF	6.4%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6.3%
Invesco Senior Loan ETF	5.0%
Causeway International Value Fund, Class I	3.9%
Vanguard S&P 500 ETF	3.7%
SPDR Bloomberg High Yield Bond ETF	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000056132
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical All Asset Fund
Class Name	Instl Class
Trading Symbol	SIRRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$74	1.50%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.50%
AssetsNet	$ 478,085,801
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 3,644,431
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$478,085,801 Number of Portfolio Holdings66 Advisory Fee $3,644,431 Portfolio Turnover75%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	47.5%
Money Market Funds	8.8%
Open End Funds	43.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.7%
Alternative	2.1%
Money Market Funds	9.6%
Equity	36.3%
Fixed Income	61.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	14.5%
First American Government Obligations Fund, Class X	9.6%
Schwab S&P 500 Index Fund	7.7%
SPDR Blackstone Senior Loan ETF	7.6%
SPDR Portfolio High Yield Bond ETF	6.4%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6.3%
Invesco Senior Loan ETF	5.0%
Causeway International Value Fund, Class I	3.9%
Vanguard S&P 500 ETF	3.7%
SPDR Bloomberg High Yield Bond ETF	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000115426
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical All Asset Fund
Class Name	Class I1 Shares
Trading Symbol	SIRJX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1 Shares	$93	1.90%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.90%
AssetsNet	$ 478,085,801
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 3,644,431
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$478,085,801 Number of Portfolio Holdings66 Advisory Fee $3,644,431 Portfolio Turnover75%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	47.5%
Money Market Funds	8.8%
Open End Funds	43.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.7%
Alternative	2.1%
Money Market Funds	9.6%
Equity	36.3%
Fixed Income	61.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	14.5%
First American Government Obligations Fund, Class X	9.6%
Schwab S&P 500 Index Fund	7.7%
SPDR Blackstone Senior Loan ETF	7.6%
SPDR Portfolio High Yield Bond ETF	6.4%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6.3%
Invesco Senior Loan ETF	5.0%
Causeway International Value Fund, Class I	3.9%
Vanguard S&P 500 ETF	3.7%
SPDR Bloomberg High Yield Bond ETF	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000214244
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Bond Fund
Class Name	Class A Shares
Trading Symbol	STBKX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-bond-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$75	1.50%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%
AssetsNet	$ 2,107,307,103
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 10,423,873
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,107,307,103 Number of Portfolio Holdings34 Advisory Fee $10,423,873 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	56.1%
Money Market Funds	9.0%
Open End Funds	34.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.8%
Money Market Funds	9.9%
Fixed Income	99.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Series Fund V-BlackRock High Yield, Institutional Class	24.4%
iShares Broad USD High Yield Corporate Bond ETF	15.2%
SPDR Bloomberg High Yield Bond ETF	11.7%
First American Government Obligations Fund, Class X	9.9%
iShares iBoxx High Yield Corporate Bond ETF	8.8%
SPDR Portfolio High Yield Bond ETF	7.9%
SPDR Bloomberg Short Term High Yield Bond ETF	6.3%
Osterweis Strategic Income Fund, Class I	6.3%
Xtrackers USD High Yield Corporate Bond ETF	4.2%
City National Rochdale Fixed Income Opportunities, Class N	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000214245
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Bond Fund
Class Name	Class C Shares
Trading Symbol	STBDX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-bond-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$112	2.25%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.25%
AssetsNet	$ 2,107,307,103
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 10,423,873
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,107,307,103 Number of Portfolio Holdings34 Advisory Fee $10,423,873 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	56.1%
Money Market Funds	9.0%
Open End Funds	34.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.8%
Money Market Funds	9.9%
Fixed Income	99.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Series Fund V-BlackRock High Yield, Institutional Class	24.4%
iShares Broad USD High Yield Corporate Bond ETF	15.2%
SPDR Bloomberg High Yield Bond ETF	11.7%
First American Government Obligations Fund, Class X	9.9%
iShares iBoxx High Yield Corporate Bond ETF	8.8%
SPDR Portfolio High Yield Bond ETF	7.9%
SPDR Bloomberg Short Term High Yield Bond ETF	6.3%
Osterweis Strategic Income Fund, Class I	6.3%
Xtrackers USD High Yield Corporate Bond ETF	4.2%
City National Rochdale Fixed Income Opportunities, Class N	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000214243
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Bond Fund
Class Name	Instl Class
Trading Symbol	STBJX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-bond-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$63	1.25%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
AssetsNet	$ 2,107,307,103
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 10,423,873
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,107,307,103 Number of Portfolio Holdings34 Advisory Fee $10,423,873 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	56.1%
Money Market Funds	9.0%
Open End Funds	34.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.8%
Money Market Funds	9.9%
Fixed Income	99.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Series Fund V-BlackRock High Yield, Institutional Class	24.4%
iShares Broad USD High Yield Corporate Bond ETF	15.2%
SPDR Bloomberg High Yield Bond ETF	11.7%
First American Government Obligations Fund, Class X	9.9%
iShares iBoxx High Yield Corporate Bond ETF	8.8%
SPDR Portfolio High Yield Bond ETF	7.9%
SPDR Bloomberg Short Term High Yield Bond ETF	6.3%
Osterweis Strategic Income Fund, Class I	6.3%
Xtrackers USD High Yield Corporate Bond ETF	4.2%
City National Rochdale Fixed Income Opportunities, Class N	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000214242
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Bond Fund
Class Name	Investor Class
Trading Symbol	STBNX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-bond-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$82	1.65%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.65%
AssetsNet	$ 2,107,307,103
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 10,423,873
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,107,307,103 Number of Portfolio Holdings34 Advisory Fee $10,423,873 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	56.1%
Money Market Funds	9.0%
Open End Funds	34.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.8%
Money Market Funds	9.9%
Fixed Income	99.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Series Fund V-BlackRock High Yield, Institutional Class	24.4%
iShares Broad USD High Yield Corporate Bond ETF	15.2%
SPDR Bloomberg High Yield Bond ETF	11.7%
First American Government Obligations Fund, Class X	9.9%
iShares iBoxx High Yield Corporate Bond ETF	8.8%
SPDR Portfolio High Yield Bond ETF	7.9%
SPDR Bloomberg Short Term High Yield Bond ETF	6.3%
Osterweis Strategic Income Fund, Class I	6.3%
Xtrackers USD High Yield Corporate Bond ETF	4.2%
City National Rochdale Fixed Income Opportunities, Class N	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000245140
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Core Growth Fund
Class Name	Instl Class
Trading Symbol	STEJX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-core-growth-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$49	1.00%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
AssetsNet	$ 9,748,185
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$9,748,185 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$0 Portfolio Turnover77%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	57.6%
Money Market Funds	0.6%
Open End Funds	41.8%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.6%
Equity	99.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab S&P 500 Index Fund	14.3%
iShares MSCI EAFE Value ETF	8.3%
Causeway International Value Fund, Class I	8.1%
iShares MSCI USA Min Vol Factor ETF	7.5%
Vanguard S&P 500 ETF	6.6%
Dodge & Cox International Stock Fund, Class I	5.1%
iShares US Consumer Goods ETF	5.0%
Thornburg Investment Income Builder Fund, Class I	5.0%
iShares MSCI Germany ETF	4.7%
iShares MSCI Hong Kong ETF	4.7%

C000245137
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Core Growth Fund
Class Name	Investor Class
Trading Symbol	STENX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-core-growth-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$68	1.40%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.40%
AssetsNet	$ 9,748,185
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$9,748,185 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$0 Portfolio Turnover77%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	57.6%
Money Market Funds	0.6%
Open End Funds	41.8%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.6%
Equity	99.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab S&P 500 Index Fund	14.3%
iShares MSCI EAFE Value ETF	8.3%
Causeway International Value Fund, Class I	8.1%
iShares MSCI USA Min Vol Factor ETF	7.5%
Vanguard S&P 500 ETF	6.6%
Dodge & Cox International Stock Fund, Class I	5.1%
iShares US Consumer Goods ETF	5.0%
Thornburg Investment Income Builder Fund, Class I	5.0%
iShares MSCI Germany ETF	4.7%
iShares MSCI Hong Kong ETF	4.7%

C000108313
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Core Income Fund
Class Name	Class A Shares
Trading Symbol	SSIZX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-core-income-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$67	1.35%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%
AssetsNet	$ 1,460,584,847
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 5,562,836
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,460,584,847 Number of Portfolio Holdings68 Advisory Fee (net of waivers)$5,562,836 Portfolio Turnover84%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	50.6%
Money Market Funds	7.5%
Open End Funds	41.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.1%
Equity	1.3%
Alternative	1.9%
Money Market Funds	8.1%
Fixed Income	96.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	13.4%
SPDR Bloomberg High Yield Bond ETF	10.6%
SPDR Blackstone Senior Loan ETF	10.1%
First American Government Obligations Fund, Class X	8.1%
iShares Broad USD High Yield Corporate Bond ETF	7.0%
Vanguard Long-Term Corporate Bond ETF	6.0%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	5.1%
iShares 20+ Year Treasury Bond ETF	4.5%
Invesco Senior Loan ETF	3.4%
PIMCO Long-Term Credit Bond Fund, Institutional Class	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000108314
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Core Income Fund
Class Name	Class C Shares
Trading Symbol	SSICX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-core-income-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$97	1.95%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.95%
AssetsNet	$ 1,460,584,847
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 5,562,836
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,460,584,847 Number of Portfolio Holdings68 Advisory Fee (net of waivers)$5,562,836 Portfolio Turnover84%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	50.6%
Money Market Funds	7.5%
Open End Funds	41.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.1%
Equity	1.3%
Alternative	1.9%
Money Market Funds	8.1%
Fixed Income	96.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	13.4%
SPDR Bloomberg High Yield Bond ETF	10.6%
SPDR Blackstone Senior Loan ETF	10.1%
First American Government Obligations Fund, Class X	8.1%
iShares Broad USD High Yield Corporate Bond ETF	7.0%
Vanguard Long-Term Corporate Bond ETF	6.0%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	5.1%
iShares 20+ Year Treasury Bond ETF	4.5%
Invesco Senior Loan ETF	3.4%
PIMCO Long-Term Credit Bond Fund, Institutional Class	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000108315
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Core Income Fund
Class Name	Investor Class
Trading Symbol	SSIIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-core-income-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$67	1.35%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%
AssetsNet	$ 1,460,584,847
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 5,562,836
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,460,584,847 Number of Portfolio Holdings68 Advisory Fee (net of waivers)$5,562,836 Portfolio Turnover84%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	50.6%
Money Market Funds	7.5%
Open End Funds	41.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.1%
Equity	1.3%
Alternative	1.9%
Money Market Funds	8.1%
Fixed Income	96.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	13.4%
SPDR Bloomberg High Yield Bond ETF	10.6%
SPDR Blackstone Senior Loan ETF	10.1%
First American Government Obligations Fund, Class X	8.1%
iShares Broad USD High Yield Corporate Bond ETF	7.0%
Vanguard Long-Term Corporate Bond ETF	6.0%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	5.1%
iShares 20+ Year Treasury Bond ETF	4.5%
Invesco Senior Loan ETF	3.4%
PIMCO Long-Term Credit Bond Fund, Institutional Class	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000108316
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Core Income Fund
Class Name	Instl Class
Trading Symbol	SSIRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-core-income-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Shares	$48	0.96%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
AssetsNet	$ 1,460,584,847
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 5,562,836
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,460,584,847 Number of Portfolio Holdings68 Advisory Fee (net of waivers)$5,562,836 Portfolio Turnover84%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	50.6%
Money Market Funds	7.5%
Open End Funds	41.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.1%
Equity	1.3%
Alternative	1.9%
Money Market Funds	8.1%
Fixed Income	96.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	13.4%
SPDR Bloomberg High Yield Bond ETF	10.6%
SPDR Blackstone Senior Loan ETF	10.1%
First American Government Obligations Fund, Class X	8.1%
iShares Broad USD High Yield Corporate Bond ETF	7.0%
Vanguard Long-Term Corporate Bond ETF	6.0%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	5.1%
iShares 20+ Year Treasury Bond ETF	4.5%
Invesco Senior Loan ETF	3.4%
PIMCO Long-Term Credit Bond Fund, Institutional Class	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000207097
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Municipal Fund
Class Name	Class A Shares
Trading Symbol	STMKX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-municipal-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$61	1.23%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.23%
AssetsNet	$ 237,573,933
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,026,637
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$237,573,933 Number of Portfolio Holdings28 Advisory Fee (net of waivers)$1,026,637 Portfolio Turnover80%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	44.1%
Money Market Funds	9.2%
Open End Funds	46.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.9%
Money Market Funds	10.1%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO High Yield Municipal Bond Fund, Institutional Class	26.4%
SPDR Nuveen Bloomberg High Yield Municipal Bond	21.2%
VanEck High Yield Muni ETF	17.5%
First Eagle Funds - First Eagle High Income Fund, Class I	15.5%
First American Government Obligations Fund, Class X	10.1%
First Trust Municipal High Income ETF	4.2%
Nuveen Intermediate Duration Municipal Bond Fund, Class I	3.8%
Franklin Dynamic Municipal Bond ETF	2.7%
JPMorgan National Municipal Income Fund, Class I	2.7%
VanEck Short High Yield Muni ETF	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000214793
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Municipal Fund
Class Name	Class C Shares
Trading Symbol	STMHX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-municipal-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$97	1.98%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.98%
AssetsNet	$ 237,573,933
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,026,637
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$237,573,933 Number of Portfolio Holdings28 Advisory Fee (net of waivers)$1,026,637 Portfolio Turnover80%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	44.1%
Money Market Funds	9.2%
Open End Funds	46.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.9%
Money Market Funds	10.1%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO High Yield Municipal Bond Fund, Institutional Class	26.4%
SPDR Nuveen Bloomberg High Yield Municipal Bond	21.2%
VanEck High Yield Muni ETF	17.5%
First Eagle Funds - First Eagle High Income Fund, Class I	15.5%
First American Government Obligations Fund, Class X	10.1%
First Trust Municipal High Income ETF	4.2%
Nuveen Intermediate Duration Municipal Bond Fund, Class I	3.8%
Franklin Dynamic Municipal Bond ETF	2.7%
JPMorgan National Municipal Income Fund, Class I	2.7%
VanEck Short High Yield Muni ETF	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000207099
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Municipal Fund
Class Name	Investor Class
Trading Symbol	STMNX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-municipal-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$68	1.38%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.38%
AssetsNet	$ 237,573,933
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,026,637
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$237,573,933 Number of Portfolio Holdings28 Advisory Fee (net of waivers)$1,026,637 Portfolio Turnover80%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	44.1%
Money Market Funds	9.2%
Open End Funds	46.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.9%
Money Market Funds	10.1%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO High Yield Municipal Bond Fund, Institutional Class	26.4%
SPDR Nuveen Bloomberg High Yield Municipal Bond	21.2%
VanEck High Yield Muni ETF	17.5%
First Eagle Funds - First Eagle High Income Fund, Class I	15.5%
First American Government Obligations Fund, Class X	10.1%
First Trust Municipal High Income ETF	4.2%
Nuveen Intermediate Duration Municipal Bond Fund, Class I	3.8%
Franklin Dynamic Municipal Bond ETF	2.7%
JPMorgan National Municipal Income Fund, Class I	2.7%
VanEck Short High Yield Muni ETF	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000207098
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Municipal Fund
Class Name	Instl Class
Trading Symbol	STMEX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-municipal-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$52	1.05%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
AssetsNet	$ 237,573,933
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,026,637
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$237,573,933 Number of Portfolio Holdings28 Advisory Fee (net of waivers)$1,026,637 Portfolio Turnover80%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	44.1%
Money Market Funds	9.2%
Open End Funds	46.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.9%
Money Market Funds	10.1%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO High Yield Municipal Bond Fund, Institutional Class	26.4%
SPDR Nuveen Bloomberg High Yield Municipal Bond	21.2%
VanEck High Yield Muni ETF	17.5%
First Eagle Funds - First Eagle High Income Fund, Class I	15.5%
First American Government Obligations Fund, Class X	10.1%
First Trust Municipal High Income ETF	4.2%
Nuveen Intermediate Duration Municipal Bond Fund, Class I	3.8%
Franklin Dynamic Municipal Bond ETF	2.7%
JPMorgan National Municipal Income Fund, Class I	2.7%
VanEck Short High Yield Muni ETF	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000207096
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Municipal Fund
Class Name	Special Shares
Trading Symbol	STMYX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-municipal-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Special Shares	$45	0.92%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%
AssetsNet	$ 237,573,933
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,026,637
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$237,573,933 Number of Portfolio Holdings28 Advisory Fee (net of waivers)$1,026,637 Portfolio Turnover80%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	44.1%
Money Market Funds	9.2%
Open End Funds	46.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.9%
Money Market Funds	10.1%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO High Yield Municipal Bond Fund, Institutional Class	26.4%
SPDR Nuveen Bloomberg High Yield Municipal Bond	21.2%
VanEck High Yield Muni ETF	17.5%
First Eagle Funds - First Eagle High Income Fund, Class I	15.5%
First American Government Obligations Fund, Class X	10.1%
First Trust Municipal High Income ETF	4.2%
Nuveen Intermediate Duration Municipal Bond Fund, Class I	3.8%
Franklin Dynamic Municipal Bond ETF	2.7%
JPMorgan National Municipal Income Fund, Class I	2.7%
VanEck Short High Yield Muni ETF	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000227417
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Risk Spectrum 30 Fund
Class Name	Instl Class
Trading Symbol	SRTJX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-30-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

What were the Fund’s costs for the last six months?

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$65	1.31%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.31%
AssetsNet	$ 181,366,873
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 286,106
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$181,366,873 Number of Portfolio Holdings72 Advisory Fee (net of waivers)$286,106 Portfolio Turnover49%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	54.3%
Money Market Funds	4.1%
Open End Funds	41.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.1%
Alternative	1.4%
Money Market Funds	4.2%
Equity	28.4%
Fixed Income	70.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	11.4%
SPDR Portfolio High Yield Bond ETF	7.6%
SPDR Blackstone Senior Loan ETF	5.4%
iShares MSCI EAFE Value ETF	4.7%
BNY Mellon High Yield ETF	4.6%
First American Government Obligations Fund, Class X	4.2%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	4.1%
Invesco Senior Loan ETF	3.7%
PIMCO International Bond Fund Unhedged, Institutional Class	3.0%
Medalist Partners MBS Total Return Fund, Institutional Class	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000227418
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Risk Spectrum 30 Fund
Class Name	Investor Class
Trading Symbol	SRTNX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-30-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

What were the Fund’s costs for the last six months?

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$84	1.71%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.71%
AssetsNet	$ 181,366,873
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 286,106
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$181,366,873 Number of Portfolio Holdings72 Advisory Fee (net of waivers)$286,106 Portfolio Turnover49%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	54.3%
Money Market Funds	4.1%
Open End Funds	41.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.1%
Alternative	1.4%
Money Market Funds	4.2%
Equity	28.4%
Fixed Income	70.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	11.4%
SPDR Portfolio High Yield Bond ETF	7.6%
SPDR Blackstone Senior Loan ETF	5.4%
iShares MSCI EAFE Value ETF	4.7%
BNY Mellon High Yield ETF	4.6%
First American Government Obligations Fund, Class X	4.2%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	4.1%
Invesco Senior Loan ETF	3.7%
PIMCO International Bond Fund Unhedged, Institutional Class	3.0%
Medalist Partners MBS Total Return Fund, Institutional Class	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000227423
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Risk Spectrum 50 Fund
Class Name	Class A Shares
Trading Symbol	SRFQX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$77	1.56%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.56%
AssetsNet	$ 330,259,980
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,821,186
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$330,259,980 Number of Portfolio Holdings71 Advisory Fee $1,821,186 Portfolio Turnover64%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	48.4%
Money Market Funds	7.5%
Open End Funds	44.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.2%
Alternative	3.4%
Money Market Funds	8.1%
Fixed Income	47.7%
Equity	49.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab S&P 500 Index Fund	12.6%
PIMCO Income Fund, Institutional Class	8.2%
First American Government Obligations Fund, Class X	8.1%
SPDR Blackstone Senior Loan ETF	7.5%
iShares MSCI Eurozone ETF	5.6%
iShares MSCI USA Min Vol Factor ETF	5.5%
Causeway International Value Fund, Class I	4.7%
SPDR Bloomberg High Yield Bond ETF	4.1%
SPDR Portfolio High Yield Bond ETF	3.9%
Invesco Senior Loan ETF	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000227422
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Risk Spectrum 50 Fund
Class Name	Class C Shares
Trading Symbol	SRFKX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$113	2.30%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.30%
AssetsNet	$ 330,259,980
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,821,186
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$330,259,980 Number of Portfolio Holdings71 Advisory Fee $1,821,186 Portfolio Turnover64%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	48.4%
Money Market Funds	7.5%
Open End Funds	44.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.2%
Alternative	3.4%
Money Market Funds	8.1%
Fixed Income	47.7%
Equity	49.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab S&P 500 Index Fund	12.6%
PIMCO Income Fund, Institutional Class	8.2%
First American Government Obligations Fund, Class X	8.1%
SPDR Blackstone Senior Loan ETF	7.5%
iShares MSCI Eurozone ETF	5.6%
iShares MSCI USA Min Vol Factor ETF	5.5%
Causeway International Value Fund, Class I	4.7%
SPDR Bloomberg High Yield Bond ETF	4.1%
SPDR Portfolio High Yield Bond ETF	3.9%
Invesco Senior Loan ETF	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000227421
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Risk Spectrum 50 Fund
Class Name	Instl Class
Trading Symbol	SRFJX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$64	1.30%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.30%
AssetsNet	$ 330,259,980
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,821,186
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$330,259,980 Number of Portfolio Holdings71 Advisory Fee $1,821,186 Portfolio Turnover64%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	48.4%
Money Market Funds	7.5%
Open End Funds	44.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.2%
Alternative	3.4%
Money Market Funds	8.1%
Fixed Income	47.7%
Equity	49.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab S&P 500 Index Fund	12.6%
PIMCO Income Fund, Institutional Class	8.2%
First American Government Obligations Fund, Class X	8.1%
SPDR Blackstone Senior Loan ETF	7.5%
iShares MSCI Eurozone ETF	5.6%
iShares MSCI USA Min Vol Factor ETF	5.5%
Causeway International Value Fund, Class I	4.7%
SPDR Bloomberg High Yield Bond ETF	4.1%
SPDR Portfolio High Yield Bond ETF	3.9%
Invesco Senior Loan ETF	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000227420
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Risk Spectrum 50 Fund
Class Name	Investor Class
Trading Symbol	SRFNX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$84	1.71%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.71%
AssetsNet	$ 330,259,980
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,821,186
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$330,259,980 Number of Portfolio Holdings71 Advisory Fee $1,821,186 Portfolio Turnover64%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	48.4%
Money Market Funds	7.5%
Open End Funds	44.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.2%
Alternative	3.4%
Money Market Funds	8.1%
Fixed Income	47.7%
Equity	49.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab S&P 500 Index Fund	12.6%
PIMCO Income Fund, Institutional Class	8.2%
First American Government Obligations Fund, Class X	8.1%
SPDR Blackstone Senior Loan ETF	7.5%
iShares MSCI Eurozone ETF	5.6%
iShares MSCI USA Min Vol Factor ETF	5.5%
Causeway International Value Fund, Class I	4.7%
SPDR Bloomberg High Yield Bond ETF	4.1%
SPDR Portfolio High Yield Bond ETF	3.9%
Invesco Senior Loan ETF	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000227426
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Risk Spectrum 70 Fund
Class Name	Instl Class
Trading Symbol	SRSJX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-70-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$64	1.31%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.31%
AssetsNet	$ 66,388,673
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 260,738
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$66,388,673 Number of Portfolio Holdings59 Advisory Fee (net of waivers)$260,738 Portfolio Turnover81%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	62.7%
Money Market Funds	5.6%
Open End Funds	31.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.4%
Alternative	2.5%
Money Market Funds	5.9%
Fixed Income	27.9%
Equity	69.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab S&P 500 Index Fund	8.6%
First American Government Obligations Fund, Class X	5.9%
Invesco Senior Loan ETF	5.7%
Vanguard S&P 500 ETF	5.6%
iShares MSCI EAFE Value ETF	5.5%
Causeway International Value Fund, Class I	5.4%
iShares MSCI USA Min Vol Factor ETF	4.6%
iShares MSCI Hong Kong ETF	4.0%
Thornburg Investment Income Builder Fund, Class I	3.9%
SPDR Portfolio High Yield Bond ETF	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000227425
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Risk Spectrum 70 Fund
Class Name	Investor Class
Trading Symbol	SRSNX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-70-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$83	1.71%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.71%
AssetsNet	$ 66,388,673
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 260,738
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$66,388,673 Number of Portfolio Holdings59 Advisory Fee (net of waivers)$260,738 Portfolio Turnover81%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	62.7%
Money Market Funds	5.6%
Open End Funds	31.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.4%
Alternative	2.5%
Money Market Funds	5.9%
Fixed Income	27.9%
Equity	69.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab S&P 500 Index Fund	8.6%
First American Government Obligations Fund, Class X	5.9%
Invesco Senior Loan ETF	5.7%
Vanguard S&P 500 ETF	5.6%
iShares MSCI EAFE Value ETF	5.5%
Causeway International Value Fund, Class I	5.4%
iShares MSCI USA Min Vol Factor ETF	4.6%
iShares MSCI Hong Kong ETF	4.0%
Thornburg Investment Income Builder Fund, Class I	3.9%
SPDR Portfolio High Yield Bond ETF	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.